Retirement Benefits Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefits expense	$ 325,059	$ 424,157	$ 329,455
Defined Contribution Plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution percentage	6.00%